Reinsurance (Related Party Narrative) (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2017	Apr. 01, 2016
Reinsurance Disclosures [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability			$ 3,170,000,000	$ 840,000,000
Other Liabilities			5,445,000,000	3,925,000,000
Net derivatives gains (losses)			(1,741,000,000)	(344,000,000)	$ (576,000,000)
Premiums, reinsurance and other receivables			13,853,000,000	18,104,000,000
Deferred Policy Acquisition Costs and Value of Business Acquired			6,339,000,000	5,777,000,000	5,860,000,000
Other Assets			689,000,000	862,000,000
Future policy benefits			32,752,000,000	30,508,000,000
Other Policy-Related Balances			2,712,000,000	2,802,000,000
Embedded Derivative, Fair Value of Embedded Derivative Asset			360,000,000	336,000,000
Reinsurance recoverables			9,100,000,000	8,600,000,000
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			(4,465,000,000)	1,165,000,000	1,068,000,000
Deposit Contracts, Assets			1,500,000,000	6,600,000,000
Deposit Contracts, Liabilities			1,000,000	1,000,000
Affiliated Entity [Member]
Reinsurance Disclosures [Abstract]
Reinsurance recoverables			2,600,000,000	7,500,000,000
Deposit Contracts, Assets			1,400,000,000	6,400,000,000
Deposit Contracts, Liabilities			0	0
Affiliated Entity [Member] | Assumed guaranteed minimum benefits
Reinsurance Disclosures [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability			741,000,000	712,000,000
Net derivatives gains (losses)			(21,000,000)	(47,000,000)	(453,000,000)
Affiliated Entity [Member] | Ceded guaranteed minimum benefits
Reinsurance Disclosures [Abstract]
Net derivatives gains (losses)			46,000,000	54,000,000	$ 42,000,000
Embedded Derivative, Fair Value of Embedded Derivative Asset			171,000,000	126,000,000
Affiliated Entity [Member] | Recapture MLUS [Member]
Reinsurance Disclosures [Abstract]
Other Liabilities							$ 4,000,000,000
Cash, Cash Equivalents, and Short-term Investments							4,300,000,000
Deferred Policy Acquisition Costs and Value of Business Acquired							$ 87,000,000
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 246,000,000
Subsequent Event [Member] | Affiliated Entity [Member] | MLUS Recapture GMIB [Member]
Reinsurance Disclosures [Abstract]
Cash, Cash Equivalents, and Short-term Investments						$ 568,000,000
Premiums, reinsurance and other receivables						140,000,000
Future policy benefits						$ 106,000,000
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		$ 89,000,000
Ceded Reinsurance [Member]
Reinsurance Disclosures [Abstract]
Other Liabilities			907,000,000	1,218,000,000
Premiums, reinsurance and other receivables			12,669,000,000	17,178,000,000
Deferred Policy Acquisition Costs and Value of Business Acquired			(370,000,000)	(454,000,000)
Future policy benefits			0	0
Other Policy-Related Balances			0	(1,000,000)
Ceded Reinsurance [Member] | Affiliated Entity [Member]
Reinsurance Disclosures [Abstract]
Other Liabilities			578,000,000	876,000,000
Premiums, reinsurance and other receivables			3,382,000,000	8,452,000,000
Deferred Policy Acquisition Costs and Value of Business Acquired			(356,000,000)	(439,000,000)
Future policy benefits			0	0
Other Policy-Related Balances			$ 0	$ (1,000,000)